Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 288,380	$ 149,614
Increases (decreases) for the year	124,120	131,252
Amounts written off	(81,995)	(76,468)
Foreign currency translation differences	(18,406)	75,593
Other movements	242,663	8,389
Balance at end of period	$ 554,762	$ 288,380